Investment Company Act Registration No. 811-04010
                                       Securities Act Registration No. 002-90810
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 35 |X|

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                                Amendment No. 36

                        (Check appropriate box or boxes)
                         ------------------------------

                                 PIA MUTUAL FUND
                                 ---------------
               (Exact name of registrant as specified in charter)

      1299 Ocean Avenue, Suite 210
            Santa Monica, CA                                     90401
            ----------------                                     -----
(Address of Principal Executive Offices)                       (Zip Code)

       Registrant's Telephone Number, including Area Code: (310) 393-1424

                       Joseph Lloyd McAdams, Jr., Chairman
                                 PIA Mutual Fund
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401
                             ----------------------
                     (Name and address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

     It is proposed that this filing become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on March 28, 2003 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of rule 485

     |X|  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on  (date)  pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of PIA Mutual Fund, the registrant, is being filed to add the PIA BBB Bond Fund, a new series of the registrant. The prospectuses and statements of additional information of the PIA Short-Term Government Securities Fund, the PIA Equity Fund, the PIA Total Return Bond Fund and the OCM Gold Fund, respectively, included in Post-Effective Amendment No. 34 to the registrant's Registration Statement on Form N-1A are not changed by the filing of Post-Effective Amendment No. 35 to the registrant's Registration Statement.

                                    THE PIA
                                 BBB BOND FUND

                              P R O S P E C T U S
                                 JULY 2, 2003

                                   (PIA LOGO)

                              P R O S P E C T U S
                                 JULY 2, 2003

                             THE PIA BBB BOND FUND

         The PIA BBB Bond Fund is a mutual fund in the PIA Mutual Fund
        (formerly Monterey Mutual Fund) family advised by Pacific Income
          Advisers, Inc. ("PIA").  Only authorized investment advisory clients of PIA are eligible to invest in the PIA BBB Bond Fund.

         Please read this Prospectus and keep it for future reference.
      It contains important information, including information on how the PIA BBB Bond Fund invests and the services it offers to shareholders.

                 The Securities and Exchange Commission has not
             Approved or Disapproved these Securities or Determined
         if this Prospectus is Accurate or Complete. Any Representation to the Contrary is a Criminal Offense.

                                PIA Mutual Fund
                               1299 Ocean Avenue
                                   Suite 210
                        Santa Monica, California  90401
                                 (800) 251-1970

        The PIA BBB Bond Fund is distributed by Syndicated Capital, Inc.

                               TABLE OF CONTENTS
                                                                            Page

Questions Every Investor Should Ask Before Investing in the Fund               1

Fees and Expenses                                                              3

Investment Objective, Strategies and Risks                                     4

Management of the Fund                                                         5

The Fund's Share Price                                                         5

Purchasing Shares                                                              5

Redeeming Shares                                                               6

Dividends, Distributions and Taxes                                             7

Financial Highlights                                                           7

                   QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
                             INVESTING IN THE FUND

1. WHAT ARE THE FUND'S GOALS?

   The PIA BBB Bond Fund seeks to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor's Rating Group ("Standard & Poor's") and the Baa category by Moody's Investors Services ("Moody's"). A bond index which generally reflects these return characteristics is the Lehman Brothers Baa Credit Index.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The PIA BBB Bond Fund invests primarily (normally at least 80% of its net assets) in corporate bonds rated BBB by Standard & Poor's or Baa by Moody's.

   The weighted average duration of the PIA BBB Bond Fund will range from five to eight years. Duration is a measure of a debt security's price sensitivity. Duration takes into account a debt security's cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.

   In selecting investments for the PIA BBB Bond Fund, PIA, our investment adviser (the "Adviser"), will primarily consider credit quality, duration and yield. The Fund's annual portfolio turnover rate is expected to be less than 100%.

   In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor's or Baa by Moody's, the Fund may invest up to 20% of its assets in futures, options and other derivatives. The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   Investors in the PIA BBB Bond Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

   O MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons.

   O INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

   O CREDIT RISK: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

   O  PREPAYMENT RISK:   Issuers of securities held by the Fund may be able to
prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

   O LIQUIDITY RISK: Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

   O DERIVATIVES RISK: The PIA BBB Bond Fund may invest in derivative securities. A derivative security is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in the securities in which it primarily invests. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, interest rate risk, credit risk and liquidity risk. The Fund could lose more than the principal amount that it invests. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, the Fund's use of derivatives may increase the taxes payable by shareholders.

   Because of these risks prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the PIA BBB Bond Fund.

4. HOW HAS THE FUND PERFORMED?

   The PIA BBB Bond Fund is newly organized and therefore has no performance history. The Fund's performance (before and after taxes) will vary from year to year.

                               FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold shares of the PIA BBB Bond Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                      No Sales Charge
   Maximum Deferred Sales Charge (Load)                         No Deferred
                                                                Sales Charge
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends And Distributions                   No Sales Charge
   Redemption Fee                                                   None
   Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees(1)<F1>                                          0.00%
   Distribution and/or Service (12b-1) Fees                        0.00%
   Other Expenses                                                  0.41%
   Total Annual Fund Operating Expenses                            0.41%(2)<F2>

(1)<F1> Only investment advisory clients of the Adviser are eligible to invest in the Fund. These clients pay the Adviser an investment advisory fee to manage their assets, including assets invested in the Fund.
(2)<F2> Expense reimbursements. The Adviser will reimburse the Fund to the extent necessary to insure that the Total Annual Fund Operating Expenses do not exceed 0.00%. The Adviser may discontinue reimbursing the Fund at any time but will not do so prior to November 30, 2004. After that date, the Adviser may discontinue reimbursing the Fund as long as it provides shareholders of the Fund with written notice six months in advance of the discontinuance.

EXAMPLE

  This example is intended to help you compare the cost of investing in the PIA BBB Bond Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR      3 YEARS
                               ------      -------
                                $42         $134

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

  The PIA BBB Bond Fund seeks to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor's or the Baa category by Moody's (collectively, "BBB rated bonds"). The Fund normally will invest at least 80% of its net assets in BBB rated bonds. The Fund considers a BBB rated bond to be any debt instrument other than a money market debt instrument that has a rating of BBB by Standard & Poor's or Baa by Moody's AT THE TIME OF PURCHASE. The Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not earn income and investors could lose money.

  HOW WE INVEST OUR ASSETS - FIRST WE ALLOCATE AMONG TYPES OF BBB RATED BONDS

  The PIA BBB Bond Fund primarily invests in BBB rated bonds in the following industries: Industrial, Finance and Banking. In determining the relative investment attractiveness of the various BBB rated bonds, the Adviser considers risk as well as yield. Usually investing in securities with a high yield involves more risk of loss than investing in securities with a low yield. Our Adviser attempts to keep the Fund's portfolio risk (or volatility) and allocations to the types of BBB rated bonds approximately equal to that of the Lehman Brothers Baa Credit Index over a full market cycle. The two principal components of risk of a BBB rated bond are duration and credit quality.

          HOW WE INVEST OUR ASSETS - NEXT WE TARGET PORTFOLIO DURATION

  In assembling the Fund's portfolio, our Adviser first determines a target duration for the Fund. Duration is a measure of a debt security's price sensitivity. Duration takes into account a debt security's cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The following are examples of the relationship between a bond's maturity and its duration. A 5% coupon bond having a ten year maturity will have a duration of approximately 7.5 years. Similarly, a 5% coupon bond having a three year maturity will have a duration of approximately 2.6 years. The weighted average duration of the PIA BBB Bond Fund will range from 5 years to 8 years.

       HOW WE INVEST OUR ASSETS - FINALLY WE SELECT INDIVIDUAL SECURITIES

  After having determined the types of BBB rated bonds in which to invest and the target duration, our Adviser looks for the most attractive yields in the various asset classes. For a number of reasons bonds in one industry may have higher or lower yields, on a risk-adjusted basis, than bonds in another industry. Our Adviser will attempt to take advantage of the yield differentials among industries.

                             DERIVATIVE SECURITIES

  In its effort to provide a total rate of return that approximates that of BBB rated bonds, the Fund may invest up to 20% of its assets in futures, options and other derivatives. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, derivative securities and other types of derivatives. The Fund may sometimes use derivatives as a substitute for taking a position in BBB rated bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

  The reasons for which the Fund will invest in futures, options and other derivatives are:

  o To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in BBB rated bonds.

  o To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

                                     RISKS

  In addition to the risks discussed earlier, the PIA BBB Bond Fund may be subject to the following risks:

  o RISKS ASSOCIATED WITH HIGH YIELD SECURITIES. While the PIA BBB Bond Fund does not purchase securities without one rating of at least BBB by Standard & Poor's or Baa by Moody's, a portfolio holding's highest rating could be downgraded to less than a BBB or Baa rating, as the case may be.
     Securities with ratings lower than BBB or Baa are known as "high yield" securities (commonly known as "junk bonds"). It is the policy of the PIA BBB Bond Fund to sell securities with no rating at or above BBB or Baa in an orderly manner. High yield securities provide greater income and opportunity for gains than higher-rated securities, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally thinner and less active than the market for higher quality securities. This may limit the ability of the PIA BBB Bond Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value.

                             MANAGEMENT OF THE FUND

             PACIFIC INCOME ADVISERS MANAGES THE FUND'S INVESTMENTS

  Pacific Income Advisers is the investment adviser to the PIA BBB Bond Fund. The Adviser's address is:

             1299 Ocean Avenue, Suite 210, Santa Monica, CA  90401

  The Adviser has been in business since 1987. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. The Fund does not pay the Adviser an annual investment advisory fee. The day-to-day management of the Fund's portfolio is conducted by a committee of employees of the Adviser.

                             THE FUND'S SHARE PRICE

  The price at which investors purchase shares of the PIA BBB Bond Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders that it receives and accepts and redemption orders that it receives AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open.

                               PURCHASING SHARES

  Shares of the PIA BBB Bond Fund are only offered to investment advisory clients of the Adviser either directly or through special arrangements entered into on behalf of the Fund with certain broker-dealers, financial institutions or other service providers ("Servicing Agents"). These Servicing Agents will become shareholders of record of the Fund and have established procedures that investors must follow in purchasing shares. Such procedures need not be identical among Servicing Agents. These procedures should be carefully reviewed by investors.

  Servicing Agents may charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services the Servicing Agents provide to their customers. Further, the Fund may authorize Servicing Agents to accept purchase orders on behalf of the Fund and to designate other Servicing Agents to accept purchase orders on the Fund's behalf. This means that the Fund will process the purchase order at the net asset value that is determined following the Servicing Agent's (or its designee's) acceptance of the purchase order.

  Investments in the Fund are subject to a $1,000 minimum initial investment, and subsequent investments are subject to a $100 minimum investment (other than subsequent investments pursuant to dividend reinvestment). Purchase orders placed with a Servicing Agent prior to the close of regular trading on the New York Stock Exchange will be priced at the applicable net asset value determined that day.

  It is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

  The Fund may reject any share purchase application for any reason. The Fund will send investors a written confirmation for all purchases of shares.

                                REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES

  Investors can sell (redeem) their shares on any business day. All redemption requests must be made directly or through the Servicing Agent. The Servicing Agents have established procedures that investors must follow in selling (redeeming) shares. Such procedures need not be identical among Servicing Agents. These procedures should be carefully reviewed by investors.

  Redemption requests placed with a Servicing Agent prior to the close of regular trading on the New York Stock Exchange will be priced at the applicable net asset value determined that day. If a Servicing Agent receives the redemption request after the close of regular trading on the New York Stock Exchange, or on a holiday, weekend or a day the New York Stock Exchange is closed, then the Servicing Agent will process the redemption on the next business day.

OTHER REDEMPTION CONSIDERATIONS

  When redeeming shares of the Fund, shareholders should consider the following:

  1.  The redemption may result in a taxable gain.

  2. The Funds may delay the payment of redemption proceeds for up to seven days in all cases.

  3. If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

  4. The Fund may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The PIA BBB Bond Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually. You have two distribution options:

  O AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

  O ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

  The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Fund, our Adviser considers the tax effects of its investment decisions to be of secondary importance.

                              FINANCIAL HIGHLIGHTS

  The PIA BBB Bond Fund is newly organized and therefore has no financial performance history.

  To learn more about the PIA BBB Bond Fund you may want to read the Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. The PIA BBB Bond Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  The SAI is available to shareholders and prospective investors without charge, simply by calling 1-800-628-9403.

  Prospective investors and shareholders who have questions about the PIA BBB Bond Fund may also call the following number or write to the following address:

                                PIA Mutual Fund
                               1299 Ocean Avenue
                                   Suite 210
                            Santa Monica, CA  90401
                                 1-800-251-1970

  The general public can review and copy information about the PIA BBB Bond Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about PIA Mutual Fund, including the PIA BBB Bond Fund, are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

                            Public Reference Section
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102

  Please refer to the PIA Mutual Fund Investment Company Act File No. 811-04010 when seeking information about the PIA BBB Bond Fund from the Securities and Exchange Commission.

                                 PIA MUTUAL FUND

             Statement of Additional Information dated July 2, 2003

                            For the PIA BBB BOND FUND

     This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Prospectus dated July 2, 2003 of PIA Mutual Fund (the "Trust") relating to the PIA BBB Bond Fund (the "BBB Bond Fund"). Copies of the Prospectus may be obtained from the Trust's Distributor, Syndicated Capital, Inc. (the "Distributor"), 1299 Ocean Avenue, Suite 210, Santa Monica, CA 90401.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
FUND HISTORY AND CLASSIFICATION.3
     Investment Restrictions...................................................3
     Illiquid Securities.......................................................5
     Leverage..................................................................5
     Lending Portfolio Securities..............................................6
     Hedging Instruments.......................................................6
     Options on Securities.....................................................7
     Debt Futures..............................................................8
     Options on Debt Futures...................................................9
     Possible CFTC Limitations on Portfolio and Hedging Strategies............10
     Special Risks of Hedging Strategies......................................10
     Limitations on Options and Futures.......................................10
     Temporary Investments....................................................10
     U.S. Government Securities and Mortgage-Backed Securities................11
     High Yield and Other Securities..........................................15
     When Issued and Delayed-Delivery Securities..............................17
     Portfolio Turnover.......................................................18
MANAGEMENT....................................................................18
     Management Information...................................................18
     Committee................................................................19
     Compensation.............................................................19
     Code of Ethics...........................................................20
     Investment Advisory Agreement............................................20
     Share Ownership..........................................................21
     The Adviser and the Administrator........................................21
     Portfolio Transactions and Brokerage.....................................23
NET ASSET VALUE...............................................................24
TAXES.........................................................................25
     General..................................................................25
     Rule 17a-7 Transactions..................................................26
     Taxation of Hedging Instruments..........................................27
     Back-up Withholding......................................................27
GENERAL INFORMATION...........................................................28
CALCULATION OF PERFORMANCE DATA...............................................29
DESCRIPTION OF SECURITIES RATINGS.............................................32

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated July 2, 2003, and, if given or made, such information or representations may not be relied upon as having been authorized by PIA Mutual Fund.

     This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

     The Trust, PIA Mutual Fund, is an open-end management investment company consisting of five separate portfolios: the PIA Short-Term Government Securities Fund, the PIA Equity Fund, the PIA Total Return Bond Fund, the OCM Gold Fund and the PIA BBB Bond Fund (each a "Fund" and, collectively, the "Funds"). This Statement of Additional Information provides information on one of the portfolios, the PIA BBB Bond Fund. The BBB Bond Fund is a diversified fund. PIA Mutual Fund was organized as a Massachusetts business trust on January 6, 1984. Between December 27, 1996 and March 27, 2003, the Trust was known as "Monterey Mutual Fund." Prior to December 27, 1996 the Trust was known as "Monitrend Mutual Fund."

Investment Restrictions
-----------------------

     The Trust has adopted the following restrictions applicable to the BBB Bond Fund as fundamental policies, which may not be changed without the approval of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the shares of the BBB Bond Fund. Under the 1940 Act, approval of the holders of a "majority" of the BBB Bond Fund's outstanding voting securities means the favorable vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

     The BBB Bond Fund may not purchase any security, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), if as a result more than 5% of the BBB Bond Fund's total assets (taken at current value) would then be invested in securities of a single issuer; provided, however, that [50%] of the total assets of the BBB Bond Fund may be invested without regard to this restriction.

     The BBB Bond Fund may not:

     1. Purchase any security if as a result the BBB Bond Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

     2. Purchase any security if as a result the BBB Bond Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old.

     3. Invest in securities of any issuer if, to the knowledge of the Trust, any officer or trustee of the Trust or officer or director of the BBB Bond Fund's investment adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     4. Make investments for the purpose of exercising control or management.

     5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     6. Purchase warrants if as a result the BBB Bond Fund would then have more than 5% of its total assets (taken at current value) invested in warrants.

     7. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

     8. Invest in interests in oil, gas or other mineral leases or exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs.

     9. Purchase securities on margin (but the BBB Bond Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and options, and the BBB Bond Fund may borrow money as set forth in Investment Restriction No.
11).

     10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the BBB Bond Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

     11. Issue senior securities, borrow money or pledge its assets except that the BBB Bond Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings and the BBB Bond Fund may borrow for investment purposes on a secured or unsecured basis. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and with respect to initial and variation margin for futures contracts are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts or purchase of related options or the sale of options on indices are deemed to be the issuance of a senior security.)

     12. Buy or sell commodities or commodity contracts except futures and related options or real estate or interests in real estate (including limited partnership interests). For purposes of this restriction, mortgage-backed securities are not considered real estate or interests in real estate.

     13. Participate on a joint or joint and several basis in any trading account in securities.

     14. Make loans, except through repurchase agreements and the loaning of its portfolio securities.

     In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the BBB Bond Fund to normally invest 80% of the value of its net assets in the particular type of investments suggested by the Fund's name. If the Board of Trustees determines to change this non-fundamental policy for the BBB Bond Fund, the BBB Bond Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written disclosure document containing the following prominent statement in bold-type: "Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

Illiquid Securities
-------------------

     It is the position of the Securities and Exchange Commission ("SEC") (and an operating although not a fundamental policy of the BBB Bond Fund) that open-end investment companies such as the Fund should not make investments in illiquid securities if thereafter more than 15% of the value of their net assets would be so invested. The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. However, illiquid securities do not include obligations that are payable at principal amount plus accrued interest within seven days after purchase. The Board of Trustees has delegated to the BBB Bond Fund's investment adviser, Pacific Income Advisers, Inc. (the "Adviser"), the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors. Investing in Rule 144A securities could have the effect of decreasing the liquidity of the BBB Bond Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage
--------

     From time to time the BBB Bond Fund may increase its ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds. It is not anticipated that the BBB Bond Fund will use its borrowing power to an extent greater than 25% of the value of its assets. Borrowings will be made only from banks and only to the extent that the value of the assets of the BBB Bond Fund, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing. If the value of the assets of the BBB Bond Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage. Since substantially all of the assets of the BBB Bond Fund fluctuate in value, but borrowing obligations may be fixed, the net asset value per share of the BBB Bond Fund will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities
----------------------------

     The BBB Bond Fund may, to increase its income, lend its securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the "Guidelines") and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets. Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the BBB Bond Fund if the demand meets the terms of the letter of credit. Such terms and the issuing bank would have to be satisfactory to the BBB Bond Fund. Any loan might be secured by any one or more of the three types of collateral.

     The BBB Bond Fund receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower. The BBB Bond Fund may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Trust. The BBB Bond Fund will not have the right to vote securities on loan, but the terms of the loan will permit the BBB Bond Fund to terminate the loan and thus reacquire the loaned securities on three days notice.

     The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The BBB Bond Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Hedging Instruments
-------------------

     The BBB Bond Fund may engage in hedging. Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in the BBB Bond Fund's portfolio ("short hedging") or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities ("long hedging"). The BBB Bond Fund may engage in short hedging in an attempt to protect the Fund's value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion. It is expected that when the BBB Bond Fund is engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities. The various hedging instruments which the BBB Bond Fund may use are discussed below.

Options on Securities
---------------------

     An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or "writer," of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

     One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

     Call Options on Securities. When the BBB Bond Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the BBB Bond Fund forgoes any gain from an increase in the market price over the exercise price.

     To terminate its obligation on a call which it has written, the BBB Bond Fund may purchase a call in a "closing purchase transaction." A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the BBB Bond Fund retains the premium received. All call options written by the BBB Bond Fund must be "covered." For a call to be "covered" (i) the BBB Bond Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the BBB Bond Fund must maintain cash or liquid securities adequate to purchase the security; or
(iii) any combination of (i) or (ii).

     When the BBB Bond Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The BBB Bond Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the BBB Bond Fund will lose its premium payment and the right to purchase the related investment.

     Put Options on Securities. When the BBB Bond Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits the BBB Bond Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

     When the BBB Bond Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the BBB Bond Fund retains the premium received. All put options written by the BBB Bond Fund must be "covered." For a put to be "covered", the BBB Bond Fund must maintain cash or liquid securities equal to the option price.

Debt Futures
------------

     The BBB Bond Fund may invest in futures contracts on debt securities ("Debt Futures") or options on Debt Futures.

     A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market - a futures exchange - that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The BBB Bond Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

     To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.

     One risk in employing Debt Futures to attempt to protect against declines in the value of the securities held by the BBB Bond Fund is the possibility that the prices of Debt Futures will correlate imperfectly with the behavior of the market value of the BBB Bond Fund's securities. The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Debt Futures being considered for purchase or sale by the BBB Bond Fund will be a factor in their selection by the Adviser. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     It is possible that, where the BBB Bond Fund has sold Debt Futures in a short hedge, the market may advance but the value of the securities held by the BBB Bond Fund may decline. If this occurred, the BBB Bond Fund would lose money on the Debt Future and also experience a decline in the value of its securities. Where Debt Futures are purchased in a long hedge, it is possible that the market may decline; if the BBB Bond Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the BBB Bond Fund will realize a loss on the Debt Future that is not offset by a reduction in the price of any securities purchased.

Options on Debt Futures
-----------------------

     Options on Debt Futures are similar to options on securities, except that the related investment is not a security, but a Debt Future. Thus, the buyer of a call option obtains the right to purchase a Debt Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Debt Future at a specified price during the life of the option. The options are traded on an expiration cycle based on the expiration cycle of the underlying Debt Future.

     The risks of options on Debt Futures are similar to those of options on securities and also include the risks inherent in the underlying Debt Futures.

Possible CFTC Limitations on Portfolio and Hedging Strategies
-------------------------------------------------------------

     The use of Debt Futures and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position," and the use of such instruments to attempt to protect against the market risk that portfolio securities are not fully included in an increase in value is referred to as having a "long futures position." The BBB Bond Fund must operate within certain restrictions as to its long and short positions in Debt Futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the BBB Bond Fund and the Trust from registration with the CFTC as a "commodity pool operator" as defined in the CEA. Under the restrictions, the BBB Bond Fund must use Debt Futures and options thereon solely for bona fide hedging purposes within the meaning and intent of the applicable provisions under the CEA, provided that nonhedging positions may be established if the initial margin and premiums required to establish such positions do not exceed 5% of the BBB Bond Fund's net assets, with certain exclusions as defined in the CFTC Rule.

Special Risks of Hedging Strategies
-----------------------------------

     Participation in the options or futures markets involves investment risks and transactions costs to which the BBB Bond Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser's prediction of movements in the securities and interest rate markets is inaccurate, the BBB Bond Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include:
(1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures
----------------------------------

     Transactions in options by the BBB Bond Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the BBB Bond Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates. Position limits also apply to Debt Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Temporary Investments
---------------------

     The BBB Bond Fund may invest in cash and money market securities. The BBB Bond Fund may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. Money market securities include treasury bills, short-term investment-grade fixed-income securities, bankers' acceptances, commercial paper, commercial paper master notes and repurchase agreements.

     The BBB Bond Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization.

     The BBB Bond Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the BBB Bond Fund purchases a security, the BBB Bond Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities". The Adviser will consider the creditworthiness of any vendor of repurchase agreements. The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the BBB Bond Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The BBB Bond Fund's risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the BBB Bond Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly. Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the BBB Bond Fund's custodian or another bank either directly or through a securities depository.

U.S. Government Securities and Mortgage-Backed Securities
---------------------------------------------------------

     As used in this Statement of Additional Information, the term "U.S. Government securities" means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

     Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Zero coupon Treasury securities consist of Treasury Notes and bonds that have been stripped of their unmatured interest coupons.

     U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage

Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. If the BBB Bond Fund elects to invest in U.S. Government securities, then it will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

     Among the U.S. Government securities that the BBB Bond Fund may purchase are "Mortgage-Backed Securities" of the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These Mortgage-Backed Securities include "pass-through" securities and "participation certificates;" both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool. Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments. Another type of Mortgage-Backed Security is the "collateralized mortgage obligation," which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

     The investment characteristics of adjustable and fixed rate Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on Mortgage-Backed Securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if the BBB Bond Fund purchases Mortgage-Backed Securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the BBB Bond Fund purchases Mortgage-Backed Securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

     Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors' housing needs, job transfer, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by the BBB Bond Fund are likely to be greater during a period of declining mortgage interest rates. If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the BBB Bond Fund was earning on the Mortgage-Backed Securities that were prepaid.

     Certain mortgage loans underlying the Mortgage-Backed Securities in which the BBB Bond Fund may invest will be adjustable rate mortgage loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

     There are two main categories of indices which provide the basis for rate adjustments on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the BBB Bond Fund's portfolio and therefore in the net asset value of the BBB Bond Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

     Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

     The mortgage loans underlying other Mortgage-Backed Securities in which the BBB Bond Fund may invest will be fixed rate mortgage loans. Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

     CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or other assets ("Mortgage Assets") underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates. Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     The BBB Bond Fund may invest in stripped Mortgage-Backed U.S. Government securities ("SMBS"). SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the BBB Bond Fund may fail to fully recover its initial investment in these securities. Certain SMBS may not be readily marketable and will be considered illiquid for purposes of the BBB Bond Fund's limitation on investments in illiquid securities. Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Trust's Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

     Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan "due on sale" clauses and state usury laws. Even though the BBB Bond Fund will invest in Mortgage-Backed Securities which are U.S. Government securities, these regulations may adversely affect the BBB Bond Fund's investments by delaying the Fund's receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

High Yield and Other Securities
-------------------------------

     The BBB Bond Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term). These debt securities may be rated investment grade by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). The BBB Bond Fund will invest primarily in securities rated BBB by Standard & Poor's or Baa by Moody's. Securities rated BBB by Standard & Poor's or Baa by Moody's, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions. The BBB Bond Fund may invest in securities with one rating at or above investment grade and one rating below investment grade. In addition, the securities held by the BBB Bond Fund may have their ratings downgraded below investment grade. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as "junk bonds". Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

     The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

     The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the BBB Bond Fund defaults, the BBB Bond Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the BBB Bond Fund's net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefor tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

     Certain securities held by the BBB Bond Fund including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the BBB Bond Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security's value will decrease in a rising interest rate market, as will the value of the BBB Bond Fund's net assets.

     The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the BBB Bond Fund to value accurately high yield securities or dispose of them. To the extent the BBB Bond Fund owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

     Special tax considerations are associated with high yield bonds structured as zero coupon or pay-in-kind securities. The BBB Bond Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

Further, the BBB Bond Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the BBB Bond Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

     Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the BBB Bond Fund can meet redemption requests. To the extent that the BBB Bond Fund has investments in high yield securities, the achievement of its investment objective may be more dependent on the Adviser's credit analysis than would be the case for higher quality bonds. It is a non-fundamental policy of the BBB Bond Fund to sell securities with no rating at or above investment grade in an orderly manner.

When Issued and Delayed-Delivery Securities
-------------------------------------------

     To ensure the availability of suitable securities for their portfolios, the BBB Bond Fund may purchase when-issued or delayed delivery securities. When-issued transactions arise when securities are purchased by the BBB Bond Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When-issued securities represent securities that have been authorized but not yet issued. The BBB Bond Fund may also purchase securities on a forward commitment or delayed delivery basis. In a forward commitment transaction, the BBB Bond Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The BBB Bond Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the BBB Bond Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the BBB Bond Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

     The BBB Bond Fund may enter into mortgage "dollar rolls" in which the Fund sells Mortgage-Backed Securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the BBB Bond Fund forgoes principal and interest paid on the Mortgage-Backed Securities. The BBB Bond Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The BBB Bond Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security.

Portfolio Turnover
------------------

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has no portfolio turnover history. The portfolio turnover of the BBB Bond Fund may vary significantly from year to year, but as indicated in the Prospectus the Fund's annual portfolio turnover rate is expected to be less than 100%. High portfolio turnover (100% or more) would result in the BBB Bond Fund incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the BBB Bond Fund's total return. High portfolio turnover could also result in the payment by the BBB Bond Fund's shareholders of increased taxes on realized gains.

                                   MANAGEMENT

Management Information
----------------------

     As a Massachusetts business trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The Funds form a "Fund Complex" as defined in the 1940 Act and are the only funds in the Fund Complex. Each trustee oversees all five of the Funds in the Trust. The name, age, address, principal occupations during the past five years, and other information with respect to each of the trustees and officers of the Trust is set forth below.

                                                                                                     Number of
                                                     Term of                                       Portfolios in       Other
                                  Position(s)     Office(1) and                                    Fund Complex    Directorships
                                   Held with     Length of Time       Principal Occupation(s)       Overseen by         Held
       Name, Address and Age        Trust            Served             During Past 5 Years           Trustee        by Trustee
       ---------------------        -----            ------             -------------------           -------        ----------
Independent Trustees

Beatrice P. Felix                   Trustee     Served as          Sales Agent, Roland Land              5              None
1011 4th Street, #218                           Trustee since      Realty (1994-present)
Santa Monica, CA 90403                          1996
Age: 44

Ann Louise Marinaccio               Trustee     Served as          Sales Associate, Saks Fifth           5              None
1 Norwood Road                                  Trustee since      Avenue (1986-present)
Springfield, NJ  07081                          1996
Age: 63

Robert I. Weisberg                  Trustee     Served as          Managing Partner and                  5         Environmental
41 West Shore Road                              Trustee since      President of Alco Financial                         Power
Belvedere, CA  94920                            1996               Services, LLC (1997-present)                     Corporation
Age: 56                                                                                                                 and
                                                                                                                   Ventures-National
                                                                                                                    Incorporated


                                                                                                     Number of
                                                     Term of                                       Portfolios in       Other
                                  Position(s)     Office(1) and                                    Fund Complex    Directorships
                                   Held with     Length of Time       Principal Occupation(s)       Overseen by         Held
       Name, Address and Age        Trust            Served             During Past 5 Years           Trustee        by Trustee
       ---------------------        -----            ------             -------------------           -------        ----------
Interested Trustee and Officers

Joseph Lloyd McAdams, Jr.(2)        Trustee,    Served as          Chairman of the Board and             5            Anworth
1299 Ocean Avenue                   Chairman    Trustee and        Chief Investment Officer of                       Mortgage
Suite 210                                       Chairman since     Pacific Income Advisers,                            Asset
Santa Monica, CA  90401                         1996               Inc. (1986-present);                            Corporation
Age: 57                                                            Chairman of the Board, Chief
                                                                   Executive Officer and
                                                                   President of Syndicated
                                                                   Capital, Inc.
                                                                   (1987-present); Chairman of
                                                                   the Board and Chief
                                                                   Executive Officer, Anworth
                                                                   Mortgage Asset Corporation
                                                                   (1998-present)

Heather U. Baines                  President    Served as          President and Chief                  N/A             N/A
1299 Ocean Avenue                     and       President and      Executive Officer, Pacific
Suite 210                          Treasurer    Treasurer since    Income Advisers, Inc.
Santa Monica, CA 90401                          1996               (1986-present); Executive
Age: 61                                                            Vice President, Anworth
                                                                   Mortgage Asset Corp.
                                                                   (1998-present)
Flaven Butler                      Secretary    Served as          Assistant Vice President,            N/A             N/A
1299 Ocean Avenue                               Secretary since    Pacific Income Advisers,
Suite 210                                       2001               Inc. (1994-present)
Santa Monica, CA 90401
Age: 30


(1) Each trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Mr. McAdams is considered an Interested Trustee of the Trust within the meaning of the 1940 Act because of his affiliation with Pacific Income Advisers, Inc. and Syndicated Capital, Inc.

Committee
---------

     The Trust's Board of Trustees has created an audit committee whose members consist of Beatrice P. Felix, Ann Louise Marinaccio and Robert I. Weisberg. The primary functions of the audit committee are to recommend to the Board of Trustees the independent accountants to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds' internal controls and to review certain other matters relating to the Funds' accountants and financial records. The audit committee met once in fiscal 2002.

     The Trust's Board of Trustees has no other committees.

Compensation
------------

     During the fiscal year ended November 30, 2002, the Trust paid its trustees who are not affiliated with any of the investment advisers to any of the Funds or the Distributor fees aggregating $11,500. The Trust's standard method of compensating the trustees who are not

"interested persons" of the Trust, is to pay each such trustee an annual retainer of $2,000 and a fee of $500 for each meeting of the Board of Trustees attended. The Trust also reimburses such trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees. The Trust does not provide pension or retirement benefits to its trustees and officers.

                                                                  Pension or
                                                                  Retirement                              Total
                                                                   Benefits                           Compensation
                                                 Aggregate        Accrued as     Estimated Annual      from Trust
                                               Compensation      Part of Fund      Benefits upon        Paid to
Name of Person, Position                        from Trust         Expenses         Retirement          Trustees
------------------------                        ----------         --------         ----------          --------
Independent Trustees

Ann Louise Marinaccio                             $4,000              0                  0               $4,000

Robert I. Weisberg                                $3,500              0                  0               $3,500

Beatrice P. Felix                                 $4,000              0                  0               $4,000

Interested Trustees
Joseph Lloyd McAdams, Jr.                            0                0                  0                  0

John Michael Murphy*                                 0                0                  0                  0

--------------------------------------------
* Effective March 26, 2003, Mr. Murphy resigned as a trustee of the Trust. Mr. Murphy was an Interested Trustee because of his affiliation with Murphy Investment Management, Inc., the former investment adviser to three portfolios of the
Trust that were liquidated.

Code of Ethics
--------------

     The Trust and the Adviser have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. Each code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

Investment Advisory Agreement
-----------------------------

     In approving the investment advisory agreement for the BBB Bond Fund, the Board of Trustees considered a number of factors including, but not limited to, the following:

     o the Adviser's experience in managing accounts with similar investment objectives;

     o the performance of the other Funds for which the Adviser serves as the investment adviser;

     o    the BBB Bond Fund's pro forma expense ratio;

     o    the nature and the quality of the services offered by the Adviser; and

     o    the reasonableness of the compensation payable to the Adviser.

     Based upon its review, the Board of Trustees determined that the Adviser had the capabilities, resources and personnel necessary to manage the BBB Bond Fund effectively. Further the Board of Trustees determined that based on the services the Adviser was required to render under the investment advisory agreement, the compensation to be paid to the Adviser was fair and reasonable. Finally, the Board of Trustees concluded that it would be in the best interest of the BBB Bond Fund to enter into the investment advisory agreement with the Adviser.

     The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Portfolio Transactions and Brokerage." None of the trustees who are Disinterested Persons, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Share Ownership
---------------

     The BBB Bond Fund is newly organized and as of the date of this Statement of Information no shares of the Fund have been issued.

     The following table sets forth the dollar range of shares of all of the Funds beneficially owned by each trustee of the Trust as of December 31, 2002, which also the valuation date:

                                        Dollar Range of Shares of the     Dollar Range of Shares of
          Name of Trustee                       BBB Bond Fund                     All Funds*
          ---------------                       -------------                     ----------
"Disinterested Persons" of the Trust

Beatrice P. Felix                                   N.A.                       Over $100,000

Ann Louise Marinaccio                               N.A.                      $50,001-$100,000

Robert I. Weisberg                                  N.A.                            None

"Interested Person" of the Trust

Joseph Lloyd McAdams, Jr.                           N.A.                       Over $100,000

-------------------------------------

*The Funds form a "Family of Investment Companies" as defined in the 1940 Act and are the only funds in the Family of Investment Companies.

The Adviser and the Administrator
---------------------------------

     The Adviser, Pacific Income Advisers, Inc., is the investment adviser to the BBB Bond Fund. Joseph Lloyd McAdams, Jr., John Graves and Heather U. Baines own all of the outstanding stock of the Adviser.

     Under the investment advisory agreement applicable to the BBB Bond Fund, the Adviser is not paid a fee. Only investment advisory clients of the Adviser are eligible to invest in the BBB Bond Fund. These clients pay the Adviser an investment advisory fee to manage their assets, including assets invested in the BBB Bond Fund.

     The Adviser has voluntarily agreed to reimburse the BBB Bond Fund to the extent necessary to permit the Fund to maintain a voluntary expense limitation of 0.00% until November 30, 2004. After November 30, 2004, the Adviser may discontinue reimbursing the BBB Bond Fund as long as it provides shareholders of the Fund with written notice six months in advance. Expense reimbursement obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the BBB Bond Fund's average daily net assets.

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has no operating expense information to report.

     The BBB Bond Fund's investment advisory agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     UMB Fund Services, Inc., a Wisconsin corporation (the "Administrator"), serves as administrator and fund accountant to the BBB Bond Fund, subject to the overall supervision of the Trust's Board of Trustees. Pursuant to an Administration and Fund Accounting Agreement, the Administrator provides certain administrative and fund accounting services to each of the Funds. The Administrator's services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of each of the Funds' books and records, maintaining all general ledger accounts and related subledgers; overseeing the Funds' fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the Securities and Exchange Commission; preparing financial statements for the Funds' annual and semi-annual reports to the Securities and Exchange Commission; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring the Funds' income and expense accruals and causing appropriate expenses to be paid from Trust assets; periodically monitoring the Funds' compliance with their policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Funds and the status of each of the Funds as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the trustees, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for each of the Funds based on valuations provided by pricing services of the Adviser; and generally assisting in the Trust's administrative operations as mutually agreed by the Trust and the Administrator.

     For its services as administrator and fund accountant, the Trust pays the Administrator a fee, computed daily and paid monthly, plus out-of-pocket expenses, certain pricing fees and special project fees at the rates set forth in the following table, subject to a minimum annual fee of approximately $59,500 per Fund.

             Average Net Assets                     Basis Points
             ------------------                     ------------
          Up to $50 Million                  13.0 basis points (0.13%)
          $50 Million to $100 Million        5.5 basis points (0.055%)
          $100 Million to $250 Million       5.0 basis points (0.05%)
          $250 Million to $500 Million       3.0 basis points (0.03%)
          Over $500 Million                  2.0 basis points (0.02%)

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has not paid the Administrator any fees for administration and fund accounting services.

Portfolio Transactions and Brokerage
------------------------------------

     Under the BBB Bond Fund's investment advisory agreement, the Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. (These activities of the Adviser are subject to the control of the Trust's Board of Trustees, as are all of the activities of the Adviser under the investment advisory agreement.) The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. The Trust understands that a substantial amount of the portfolio transactions of the BBB Bond Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Funds. Such principal transactions may, however, result in a profit to market makers. In certain instances the Adviser may make purchases of underwritten issues for the BBB Bond Fund at prices that include underwriting fees.

     In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the BBB Bond Fund on a continuing basis. Accordingly, the price to the BBB Bond Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the investment advisory agreement solely by reason of its having caused the BBB Bond Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust or other accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the BBB Bond Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Adviser is authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e. that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     The investment advisory agreement permits the Adviser to direct brokerage to the Distributor, Syndicated Capital, Inc., but only if it reasonably believes the commissions and transaction quality are comparable to that available from other brokers. Syndicated Capital, Inc. when acting as a broker for the BBB Bond Fund in any of its portfolio transactions executed on a securities exchange of which it is a member, will act in accordance with regulations adopted by the Securities and Exchange Commission under Section 11(a) of the Securities Exchange Act of 1934 and the rules of such exchanges. The Distributor is wholly-owned by Joseph Lloyd McAdams, Jr.

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has not paid any brokerage commissions.

                                 NET ASSET VALUE

     The net asset value of the BBB Bond Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

     The BBB Bond Fund's net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

     In determining the net asset value of the BBB Bond Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ Stock Market are valued at the last sale price as of the close of trading, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities held by the BBB Bond Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Options traded on national securities exchanges are valued at the average of the closing quoted bid and asked prices on such exchanges and Debt Futures and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of such commodities exchanges.

     When the BBB Bond Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is "marked-to-market" to reflect the current market value of the call or put. If a call the BBB Bond Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received. If a put the BBB Bond Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received. If a call the BBB Bond Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid. If a put the BBB Bond Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid. If a call or put written by the BBB Bond Fund expires, it has a gain in the amount of the premium; if the BBB Bond Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the New York Stock Exchange. For purposes of computing net asset value, the BBB Bond Fund uses the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange, which events will not be reflected in the computation of the BBB Bond Fund's net asset value. It is currently the policy of the BBB Bond Fund that events affecting the valuation of Fund securities occurring between such times and the close of the New York Stock Exchange, if material, may be reflected in such net asset value.

     The BBB Bond Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the BBB Bond Fund not reasonably practicable.

                                      TAXES

General
-------

     The Funds intend to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Funds.

     If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders in a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on that Fund's net investment income or net realized gains in their individual capacities. Distributions to shareholders, whether from that Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

     Dividends from a Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares. The 70% dividends-received deduction for corporations will apply to dividends from a Fund's net investment income, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the distributions of net investment company taxable income made by the Fund. Since all or substantially all of the income of the BBB Bond Fund is derived from interest payments to it, none of the dividends of the BBB Bond Fund will qualify for the deduction.

     Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

     Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder's holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Rule 17a-7 Transactions
-----------------------

     The Funds have adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which each of the Funds may effect a purchase and sale transaction with an affiliated person of the Funds (or an affiliated person of such an affiliated person) in which a Fund issues its shares in exchange for securities which are permitted investments for the Funds. For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in accordance with Rule 17a-7. Certain of the transactions may be tax-free with the result that the Funds acquire unrealized appreciation. Most Rule 17a-7 transactions will not be tax-free.

Taxation of Hedging Instruments
-------------------------------

     If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by a Fund as a result of the transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

     With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the security or futures contract so acquired.

     Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss") for determining the character of distributions. In addition, futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value ("marked to market") on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

     Each Fund may acquire put options. Under the Code, put options on securities are taxed similar to short sales. If a Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules. If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale. A Fund will generally have a short-term gain or loss on the closing of an option position. The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option. If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Back-up Withholding
-------------------

     Federal law requires the Funds to withhold 30% of a shareholder's reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding.

                               GENERAL INFORMATION

     The Trust's Declaration of Trust permits its trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders of a Fund would share pro rata in its net assets available for distribution to shareholders. The holders of shares have no preemptive or conversion rights. If they deem it advisable and in the best interests of shareholders, the Board of Trustees may create additional classes of shares which may differ from each other only as to dividends or (as is the case with all of the Funds) each of which has separate assets and liabilities.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. However, the rule exempts the ratification of the selection of accountants and the election of trustees from the separate voting requirements.

     Income, direct liabilities and direct operating expenses of each Fund will be allocated directly to each Fund, and general liabilities and expenses of the Trust will be allocated among the Funds in proportion to the total net assets of each Fund, on a pro rata basis among the Funds or as otherwise determined by the Board of Trustees.

     The By-Laws provide that the Trust's shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a trustee. The trustees will call a meeting of shareholders to vote on the removal of a trustee upon the written request of the record holders of ten percent of the Trust's shares. In addition, ten shareholders holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a trustee. The trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of the outstanding shares of each Fund, or upon liquidation and distribution of its assets, if so approved. If not so terminated, the Trust will continue indefinitely.

     Shares of the Trust when issued are fully paid and non-assessable. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations, which obligations are limited by the 1940 Act.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Funds' custodian, U.S. Bank, N.A., Cincinnati, Ohio, is responsible for holding the Funds' assets. UMB Fund Services, Inc., the Trust's Administrator, maintains the Funds' accounting records and calculates daily the net asset value of the Funds' shares.

     The Distributor distributes the shares on a "best efforts" basis (the BBB Bond Fund's shares are offered on a continuous basis). The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has not paid the Distributor any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other similar compensation.

     The Trust's independent accountants, PricewaterhouseCoopers LLP, examine each Fund's annual financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

                         CALCULATION OF PERFORMANCE DATA

     From time to time the BBB Bond Fund may quote its average annual total return ("standardized return") in advertisements or promotional materials. Additionally, the performance of the BBB Bond Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available, and the performance of the BBB Bond Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in the BBB Bond Fund of $1,000 at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the period of existence of the BBB Bond Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions, but does not take into account any federal or state income taxes that may be payable upon redemption. The formulas the BBB Bond Fund uses in calculating standardized return are described below.

     The BBB Bond Fund also may refer in advertising and promotional materials to its yield. The yield of the BBB Bond Fund shows the rate of income that it earns on its investments, expressed as a percentage of the net asset value of the Fund's shares. The BBB Bond Fund calculates yield by determining the dividend and interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, the yields of the BBB Bond Fund may not equal the dividend income actually paid to investors or the income reported in the financial statements of the Fund. The formula the BBB Bond Fund uses in calculating yield is also set forth below.

     In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rates of return, actual year by year rates or any combination thereof.

     All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The investment return and principal value of an investment in the BBB Bond Fund will fluctuate, and an investor's proceeds upon redeeming shares may be more or less than the original cost of the shares.

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has no standardized returns.


     Average annual total return (before taxes) is calculated according to the following formula:

                  P(1+T)n=ERV

where P=a hypothetical initial payment of $1,000; T=average annual total return; n= number of years; and ERV = ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown. All dividends and distributions were assumed to have been reinvested at the appropriate net asset value per share.

     Average annual total return (after taxes on distributions) is calculated according to the following formula:

                  P(1+T)n=ATVD

where P=a hypothetical initial investment of $1,000; T=average annual total return (after taxes on distributions); n= number of years; and ATVD=ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown after taxes on distributions but not after taxes on redemptions. All dividends and distributions (less the taxes due on such dividends and distributions) were assumed to have been reinvested at the appropriate net asset value per share. Generally the calculation assumes the highest individual marginal federal income tax rates in effect on the reinvestment date in determining the taxes due on dividends and distributions and disregards any potential tax liabilities other than federal tax liabilities.

     Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

                  P(1+T)n= ATVDR

where P=a hypothetical initial investment of $1,000; T=average annual total return (after taxes on distributions and redemption); n= number of years; and ATVDR=ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown after taxes on distributions and redemptions. All dividends and distributions (less the taxes due on such dividends and distributions) were assumed to have been reinvested at the appropriate net asset value per share. Generally the calculation assumes the highest individual marginal federal income tax rates in effect on the reinvestment date in determining the taxes due on dividends and distributions and disregards any potential tax liabilities other than federal tax liabilities. The ending redeemable value is determined by subtracting capital gains taxes resulting from the investment and adding the tax benefit from capital losses resulting from the redemption. Generally the calculation assumes the highest federal individual capital gains tax rates for gain of the appropriate character in effect on the redemption date in accordance with the federal tax law applicable on the redemption date and separately tracks the basis and holding period for the initial investment and each subsequent purchase through reinvested dividends and distributions.

     The BBB Bond Fund is newly organized and as of the date of this Statement of Additional Information has no yield information. Yields will fluctuate as market conditions change. The yield of the BBB Bond Fund is calculated according to the following formula:

                                          a-b      6
                             YIELD = 2 [(----- + 1)  - 1]
                                           cd

     Where:    a     =   dividends and interest earned during the period.

               b     =   expenses accrued for the period (net of
                         reimbursements).

               c     =   the average daily number of shares outstanding during
                         the period that were entitled to receive dividends.

               d     =   the net asset value per share on the last day of the
                         period.

                        DESCRIPTION OF SECURITIES RATINGS

     The BBB Bond Fund may invest in securities rated by Standard & Poor's, Moody's, Duff & Phelps Credit Rating Co. ("Duff & Phelps") or IBAC. A brief description of the rating symbols and their meanings follows:

     Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1".

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

     Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  STANDARD & POOR'S RATINGS FOR CORPORATE BONDS

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, Debt rated "BB," "B,", "CCC," "CC" and "C" is regarded as having
CCC,   predominantly speculative characteristics with respect to capacity to
CC, C pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BBB-" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" or "CCC-" rating.

C The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CC" or "CC-" debt rating. The "C" rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

                            MOODY'S RATINGS FOR BONDS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   DUFF & PHELPS RATINGS FOR CORPORATE BONDS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

               (a)  (i)   Declaration of Trust with amendments(3)
                    (ii)  Supplemental Declaration of Trust(6)

               (b)  By-laws(3)

               (c)  Not applicable

               (d)  (i)   Investment Advisory Agreement (PIA Short-Term
                          Government Securities Fund)(3)
                    (ii)  Investment Advisory Agreement (OCM Gold Fund)(2)
                    (iii) Investment Advisory Agreement (PIA Equity Fund)(2)
                    (iv)  Investment Advisory Agreement (PIA Total Return Bond
                          Fund)(4)
                    (v)   Investment Advisory Agreement (PIA BBB Bond Fund)

               (e)  (i)   Distribution Plan Agreement(1)

                    (ii) Form of Sales Agreement and Form of Distribution Agreement(6)

               (f)  Not applicable

               (g)  Custody Agreement(3)

               (h)  (i)   Administration and Fund Accounting Agreement(6)

                    (ii)  Transfer Agency Agreement(6)

               (i) Opinion and Consent of Foley & Lardner [to be filed by amendment]

               (j)  Not applicable

               (k)  Not applicable

               (l)  Investment letters (3)

               (m)  Revised Distribution Plan (3)

               (n)  None

               (p)  (i)   Code of Ethics of PIA Mutual Fund(5)

                    (ii)  Code of Ethics of Pacific Income Advisers, Inc.(5)

                    (iii) Code of Ethics of Orrell and Company, Inc. (now
                          "Orrell Capital Management, Inc.")(5)

 _____________________

(1) Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 23 was filed on May 31, 1996 and its accession number is 0000897069-96-000153.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 24 was filed on January 13, 1997 and its accession number is 0000897069-97-000006.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 26 was filed on September 30, 1997 and its accession number is 0000897069-97-000401.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 29 was filed on August 7, 1998 and its accession number is 0000897069-98-000403.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 31 was filed on March 31, 2000 and its accession number is 0000897069-00-000205.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 34 was filed on March 28, 2003 and its accession number is 0000897069-03-000379.

Item 24. Persons Controlled by or under Common Control with the Fund

     As of February 28, 2003, Registrant did not control any person and was not under common control with any other person.

Item 25. Indemnification

     The Registrant's Declaration of Trust contains the indemnification provisions set forth below, which are in full force and effect and have not been modified or cancelled. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee. Section 12 of Article SEVENTH of Registrant's Declaration of Trust states as follows:

     "(c) (1) As used in this paragraph the following terms shall have the meanings set forth below:

     (i) the term "indemnitee" shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment adviser, sub-adviser or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

     (ii) the term "covered proceeding" shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

     (iii) the term "disabling conduct" shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

     (iv) the term "covered expenses" shall mean expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

     (v) the term "adjudication of liability" shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent."

     "(d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct."

     "(e) Except as set forth in (d) above, the Trust shall indemnify any indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by
(i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons", as defined in the 1940 Act nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated."

     "(f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or
(iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding."

     "(g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act."

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     Pacific Income Advisers, Inc. ("PIA") is the investment adviser to the following portfolios of Registrant: PIA Short-Term Government Securities Fund, PIA Equity Fund, PIA Total Return Bond Fund and PIA BBB Bond Fund. Orrell Capital Management, Inc. ("Orrell") is the investment adviser to the following portfolio of Registrant: OCM Gold Fund. For information as to the business, profession, vocation or employment of a substantial nature of PIA and Orrell, and their directors and officers, reference is made to Part B of the Registration Statement.

Item 27. Principal Underwriters

     Syndicated Capital, Inc. is the distributor of the shares of the Registrant.

     (a)  Not applicable

     (b)  The officers and directors of Syndicated Capital, Inc. are as follows:

--------------------------------------------------------------------------------

      (1)                           (2)                         (3)
Name and Principal             Positions and               Positions and
Business Address          Offices with Underwriter     Offices with Registrant
--------------------------------------------------------------------------------

Joseph Lloyd McAdams, Jr.        Chairman,                   Chairman
1299 Ocean Avenue                 CEO and                   and Trustee
Suite 210                        President
Santa Monica, CA 90401

     (c)  Not applicable

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by Registrant's Administrator and all other records will be maintained by the Custodian.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 17th day of April, 2003.

                                        PIA Mutual Fund
                                        (Registrant)



                                        By: /s/ Joseph Lloyd McAdams, Jr.
                                           -------------------------------------
                                            Joseph Lloyd McAdams, Jr.
                                            Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature                              Title                         Date
           ---------                              -----                         ----

                                           Principal Executive,            April 17, 2003
/s/ Joseph Lloyd McAdams, Jr.            Financial and Accounting
--------------------------------           Officer and Trustee
Joseph Lloyd McAdams, Jr.


/s/ Ann Louise Marinaccio                        Trustee                   April 17, 2003
--------------------------------
Ann Louise Marinaccio



/s/ Robert I. Weisberg                           Trustee                   April 17, 2003
--------------------------------
Robert I. Weisberg



/s/ Beatrice P. Felix                            Trustee                   April 17, 2003
--------------------------------
Beatrice P. Felix


                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                                            Exhibit
----------                                             -------

(a)  (i)   Declaration of Trust, with amendments*

     (ii)  Supplemental Declaration of Trust*

(b)        Registrant's By-Laws*

(c)        Not applicable

(d)  (i)   Investment Advisory Agreement (PIA Short-Term Government Securities
           Fund)*

     (ii)  Investment Advisory Agreement (OCM Gold Fund)*

     (iii) Investment Advisory Agreement (PIA Equity Fund)*

     (iv)  Investment Advisory Agreement (PIA Total Return Bond Fund)*

     (v)   Investment Advisory Agreement (PIA BBB Bond Fund)

(e)  (i)   Distribution Plan Agreement*

     (ii)  Form of Sales Agreement and Form of Distribution Agreement*

(f)        Not applicable

(g)        Custody Agreement*

(h)  (i)   Administration and Fund Accounting Agreement*

     (ii)  Transfer Agency Agreement*

     (i)   Opinion and Consent of Counsel [to be filed by amendment]

(j)        Consents of PricewaterhouseCoopers LLP

(k)        Not applicable

(l)        Investment Letters*

(m)        Revised Distribution Plan*

(n)        None

(p)  (i)   Code of Ethics of PIA Mutual Fund* (ii) Code of Ethics of Pacific
           Income Advisers, Inc.*

     (iv) Code of Ethics of Orrell and Company, Inc. (now "Orrell Capital Management, Inc.")*

________________________
     *Incorporated by reference

                                 PIA MUTUAL FUND

                          INVESTMENT ADVISORY AGREEMENT


     THIS INVESTMENT ADVISORY AGREEMENT (this "Agreement") is made and entered into as of this ___ day of _______ 2003, by and between PIA MUTUAL FUND, a Massachusetts business trust (the "Trust"), and PACIFIC INCOME ADVISERS, INC., a Delaware corporation (the "Adviser").

                                    RECITALS

     WHEREAS, a series of the Trust having separate assets and liabilities exists entitled the "PIA BBB Bond Fund Series" or the "PIA BBB Bond Fund" (hereinafter the "BBB Bond Fund"); and

     WHEREAS, the Trust desires to retain the Adviser as investment adviser to the BBB Bond Fund and enter into this Agreement relating to the BBB Bond Fund, which shall apply only to the BBB Bond Fund; and

     WHEREAS, this Agreement has been, or will be, approved by the vote of a majority of the outstanding voting securities of the BBB Bond Fund and by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                                    AGREEMENT

     NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

     1.   In General

     The Adviser agrees, all as more fully set forth herein, to act as managerial investment adviser to the Trust with respect to the investment of the assets of the BBB Bond Fund and to supervise and arrange the purchase and sale of securities held in the portfolio of the BBB Bond Fund and the BBB Bond Fund's use of hedging instruments.

     2. Duties and Obligations of the Adviser with respect to Investment of Assets of the BBB Bond Fund

     (a) Subject to the succeeding provisions of this section and subject to the direction and control of the Board of Trustees of the Trust, the Adviser shall:

          (i) Decide what securities and hedging instruments shall be purchased or sold by the Trust with respect to the BBB Bond Fund and when; and

          (ii) Arrange for the purchase and the sale of securities and hedging instruments held in the portfolio of the BBB Bond Fund by placing purchase and sale orders for the Trust with respect to the BBB Bond Fund.

     (b) Any investment purchases or sales made by the Adviser shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the provisions of the 1940 Act and of any rules or regulations in force thereunder; (2) the provisions of the Commodity Exchange Act and of any rules or regulations in force thereunder; (3) any other applicable provisions of law; (4) the provisions of the Declaration of Trust and By-Laws of the Trust as amended from time to time; (5) any policies and determinations of the Board of Trustees of the Trust; and (6) the fundamental policies of the Trust relating to the BBB Bond Fund, as reflected in the Trust's registration statement under the 1940 Act or the Securities Act of 1933, as amended (the "Securities Act"), as such registration statement may be amended or updated from time to time.

     (c) The Adviser shall give the Trust the benefit of its best judgment and effort in rendering services hereunder, but the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security or hedging instrument, whether or not such purchase, sale or retention shall have been based on its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. Nothing herein contained shall, however, be construed to protect the Adviser against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

     (d) Nothing in this Agreement shall prevent the Adviser or any affiliated person (as defined in the 1940 Act) of the Adviser from acting as investment adviser or manager and/or principal underwriter for any other person, firm or corporation and shall not in any way limit or restrict the Adviser or any such affiliated person from buying, selling or trading any securities or hedging instruments for its or their own accounts or the accounts of others for whom it or they may be acting; provided, however, that the Adviser expressly represents that it will undertake no activities that, in its judgment, will adversely affect the performance of its obligations to the Trust under this Agreement.

     (e) It is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's registration statement under the 1940 Act or the Securities Act, except for information supplied by the Adviser for inclusion therein. The Trust agrees to indemnify the Adviser to the full extent permitted by the Trust's Declaration of Trust.

     3.   Broker-Dealer Relationships

     The Adviser is responsible for decisions to buy and sell securities for the BBB Bond Fund, broker-dealer selection and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. The Trust understands that a substantial amount of the portfolio transactions of the BBB Bond Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage being paid by the BBB Bond Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Adviser may make purchases of underwritten issues for the BBB Bond Fund at prices that include underwriting fees. In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the BBB Bond Fund on a continuing basis. Accordingly, the price to the BBB Bond Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the BBB Bond Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust. The Adviser is further authorized to allocate the orders placed by it on behalf of the BBB Bond Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Adviser is also authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution (namely, that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price). In this Agreement, the term "broker" and "broker-dealer" shall include futures commission merchants.

     4.   Allocation of Expenses

     The Adviser agrees that it will furnish the Trust, at the Adviser's expense, with all office space and facilities, and equipment and clerical personnel necessary for carrying out its duties under this Agreement. The Adviser will also pay all compensation of all trustees, officers and employees of the Trust who are affiliated persons of the Adviser. All operating costs and expenses relating to the BBB Bond Fund not expressly assumed by the Adviser under this Agreement shall be paid by the Trust from the assets of the BBB Bond Fund, including, but not limited to (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trust's trustees other than those affiliated with the Trust's investment advisers; (v) legal and audit expenses; (vi) fees and expenses of the Trust's Administrator, custodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of the BBB Bond Fund's shares, including issuance on the payment of, or reinvestment of, dividends;
(viii) fees and expenses incident to the registration under federal or state securities laws of the Trust or the shares of the BBB Bond Fund; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incidental to holding meetings of the Trust's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or its successor; (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and trustees with respect thereto; and (xiii) all expenses which the Trust or a series of the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust and/or a series of the Trust pursuant to Rule 12b-1 under the 1940 Act.

     5.   Compensation of the Adviser and Expense Reimbursements

     (a) The Trust shall not pay the Adviser an annual management fee.

     (b) In the event that the expenses of the BBB Bond Fund (including the fees of the BBB Bond Fund's Adviser and administrator and amortization of organization expenses, but excluding interest, taxes, brokerage commissions, extraordinary expenses and sales charges and distribution fees) for any fiscal year exceed the limits set by applicable regulations of state securities commissions or the limits set forth in the BBB Bond Fund's current prospectus or statement of additional information, the Adviser will reimburse the Trust the amount of such excess. As often as necessary, the Adviser will make payments to the Trust so that at no time will there be any accrued but unpaid liability under this expense limitation.

     6.   Duration and Termination

     (a) Subject to prior termination as hereinafter provided, this Agreement shall continue in effect for two (2) years from the date hereof and indefinitely thereafter, but only so long as the continuance after such two (2) year period is specifically approved at least annually by the Trust's Board of Trustees, including the vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the BBB Bond Fund and by such a vote of the trustees.

     (b) This Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty (60) days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust at any time without penalty upon giving the Adviser sixty (60) days' written notice (which notice may be waived by the Adviser), provided that such termination by the Trust shall be directed or approved by the vote of a majority of all of its trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the BBB Bond Fund. This Agreement shall automatically terminate in the event of its assignment (as defined in the 1940
Act).

     7.   Agreement Binding Only on Fund Property

     The Adviser understands that the obligations of this Agreement are not binding upon any shareholder of the Trust personally, but bind only the Trust's property; the Adviser represents that it has notice of the provisions of the Trust's Declaration of Trust disclaiming shareholder liability for acts or obligations of the Trust.

     8.   Code of Ethics

     The Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and has provided the Trust with a copy of the code of ethics and evidence of its adoption. Upon written request of the Trust, the Adviser shall permit the Trust to examine any reports required to be made by the Adviser pursuant to Rule 17j-1(1) under the 1940 Act.

     IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by duly authorized persons all as of the day and year first above written.

                                   PIA MUTUAL FUND


                                   By:
                                      ------------------------------------------


                                   Its:
                                       -----------------------------------------




                                   PACIFIC INCOME ADVISERS, INC.


                                   By:
                                      ------------------------------------------


                                   Its:
                                       -----------------------------------------